TURNER FUNDS
                            TURNER MIDCAP GROWTH FUND
                          TURNER LARGE CAP GROWTH FUND
                             TURNER CORE GROWTH FUND
                        Supplement dated August 15, 2006
             to the Prospectus dated January 31, 2006 ("Prospectus")

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is amended and supplemented to reflect the following change to the portfolio management team of the Turner MidCap Growth Fund (the "MidCap Growth Fund"). Effective September 30, 2006, the portfolio management team managing the MidCap Growth Fund will consist of Chris McHugh as lead manager with Tara Hedlund and Jason Schrotberger as co-managers.

In accordance with these changes, the fourth sentence of the first paragraph under the heading "Portfolio Managers" on page 33 of the Prospectus is deleted and replaced with the following sentence:

"The MidCap Growth Fund is managed by a team led by Chris McHugh with co-managers Tara Hedlund and Jason Schrotberger."

The second sentence in the biography of Robert Turner is hereby deleted and replaced with the following:

"Mr. Turner is the lead manager of the Core Growth, Large Cap Growth and Concentrated Growth Funds, and co-manager of the Technology Fund."

The second sentence in the biography of Tara Hedlund is hereby deleted and replaced with the following:

"Ms. Hedlund is co-manager of the MidCap Growth, Technology and New Enterprise Funds."

The second sentence in the biography of Bill McVail is hereby deleted and replaced with the following:

"Mr. McVail is lead manager of the Small Cap Growth Fund and co-manager of the Concentrated Growth Fund."

The second sentence in the biography of Jason Schrotberger is hereby deleted and replaced with the following:

"Mr. Schrotberger is co-manager of the MidCap Growth Fund, Small Cap Growth Fund and New Enterprise Fund."



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Effective November 20, 2006, Turner will change the amount of voluntarily waived fees and reimbursed Fund expenses for Class I shares of the Turner Large Cap Growth Fund and Turner Core Growth Fund to keep the "Total Annual Fund Operating Expenses" for Class I shares of each Fund from exceeding 0.69%.

In accordance with these changes, as of November 20, 2006, the Prospectus is amended as follows:

Turner Large Cap Growth Fund

On page 4, the first sentence in footnote 1 is herby deleted and replaced with the following:

Turner has voluntarily committed to waive fees and reimburse expenses to keep the Fund's "Total Annual Fund Operating Expenses" for Class I Shares from exceeding 0.69%.

Turner Core Growth Fund

On page 7, the first sentence in footnote 4 is hereby deleted and replaced with the following:

Turner has voluntarily committed to waive fees and reimburse expenses to keep the Fund's "Total Annual Fund Operating Expenses" of the Class I and Class II Shares from exceeding 0.69% and 0.94% respectively.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TUR-FS2-030-23